Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Options Outstanding and Exercised Under Prior and Existing Stock Incentive Plans

The following is a summary of stock options outstanding and exercised under prior and existing stock incentive plans of the Company:

Year Ended December 31	Stock Options/Shares	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term	Aggregate Intrinsic Value (in millions)
2014
Number outstanding at beginning of period	46,724,765	$29.12
Granted	1,246,451	40.32
Exercised	(13,851,590)	29.59
Cancelled(a)	(470,428)	31.12

Number outstanding at end of period(b)	33,649,198	$29.31	4.0	$526
Exercisable at end of period	28,923,260	$28.79	3.4	$467
2013
Number outstanding at beginning of period	63,171,918	$28.83
Granted	1,168,011	33.99
Exercised	(17,260,740)	28.41
Cancelled(a)	(354,424)	29.22

Number outstanding at end of period(b)	46,724,765	$29.12	4.4	$527
Exercisable at end of period	39,556,000	$29.19	3.8	$444
2012
Number outstanding at beginning of period	75,823,941	$27.60
Granted	4,180,492	28.65
Exercised	(15,681,323)	23.12
Cancelled(a)	(1,151,192)	24.90

Number outstanding at end of period(b)	63,171,918	$28.83	4.9	$196
Exercisable at end of period	50,671,654	$30.12	4.2	$92

(a)	Options cancelled include both non-vested (i.e., forfeitures) and vested options.
(b)	Outstanding options include stock-based awards that may be forfeited in future periods. The impact of the estimated forfeitures is reflected in compensation expense.

Weighted Average Estimated Fair Value of Stock Options Granted and Assumptions Utilized by Company for Newly Issued Grants

The following table includes the weighted average estimated fair value of stock options granted and the assumptions utilized by the Company for newly issued grants:

Year Ended December 31	2014	2013	2012
Estimated fair value	$11.38	$12.13	$10.19
Risk-free interest rates	1.7%	1.0%	.9%
Dividend yield	2.6%	2.6%	2.6%
Stock volatility factor	.38	.49	.49
Expected life of options (in years)	5.5	5.5	5.5

Summary of Certain Stock Option Activity

The following summarizes certain stock option activity of the Company:

Year Ended December 31 (Dollars in Millions)	2014	2013	2012
Fair value of options vested	$33	$41	$49
Intrinsic value of options exercised	171	144	143
Cash received from options exercised	408	489	362
Tax benefit realized from options exercised	66	56	75

Stock Options Outstanding Additional Information

Additional information regarding stock options outstanding as of December 31, 2014, is as follows:

	Outstanding Options			Exercisable Options
Range of Exercise Prices	Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Shares	Weighted- Average Exercise Price
$11.02 – $15.00	3,366,770	4.1	$11.33	3,366,770	$11.33
$15.01 – $20.00	161,742	1.3	19.57	161,742	19.57
$20.01 – $25.00	2,513,347	5.1	23.85	2,505,271	23.84
$25.01 – $30.00	9,825,343	4.6	28.95	7,101,828	29.06
$30.01 – $35.00	11,611,190	3.4	32.13	10,798,653	31.99
$35.01 – $40.00	4,988,996	2.1	36.04	4,988,996	36.04
$40.01 – $41.61	1,181,810	9.1	40.32	–	–
Total	33,649,198	4.0	$29.31	28,923,260	$28.79

Summary of Company's Restricted Shares of Stock and Unit Awards

A summary of the status of the Company’s restricted shares of stock and unit awards is presented below:

	2014		2013		2012
Year Ended December 31	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value	Shares	Weighted- Average Grant- Date Fair Value
Outstanding at beginning of period	8,653,859	$29.96	8,935,743	$25.04	8,995,295	$22.46
Granted	3,133,168	40.37	3,717,635	33.88	3,085,077	28.70
Vested	(3,409,650)	29.38	(3,744,411)	22.17	(2,931,820)	20.97
Cancelled	(455,806)	34.05	(255,108)	29.18	(212,809)	25.01
Outstanding at end of period	7,921,571	$34.09	8,653,859	$29.96	8,935,743	$25.04